Fair value measurements (Summary of Liabilities Measured at Fair Value on Recurring Basis) (Details) - Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Contingent consideration in relation to a business acquisition		¥ 183,000
Level 1 [Member]
Liabilities
Contingent consideration in relation to a business acquisition
Level 2 [Member]
Liabilities
Contingent consideration in relation to a business acquisition
Level 3 [Member]
Liabilities
Contingent consideration in relation to a business acquisition		¥ 183,000